DEBT AND CREDIT SOURCES - Convertible Debt (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 17, 2020 USD ($) d $ / shares shares	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Debt Instrument [Line Items]
Threshold trading days | d	60
Interest expense		$ 2,600	$ 1,700
Convertible debt | Green Convertible Notes
Debt Instrument [Line Items]
Principal amount	$ 200,000
Stated percentage	6.50%
Conversion price (USD per share) | $ / shares	$ 18.19
Conversion ratio, number of shares (in shares) | shares	54.9611
Conversion ratio, principal amount	$ 1
Threshold percentage of stock price trigger	130.00%
Convertible debt		145,800	135,100
Equity component of convertible debt		52,200	52,200
Unamortized discount		$ 45,500	53,800
Effective percentage		15.70%
Debt issuance cost		$ 8,700	11,100
Interest expense		23,700	10,400
If-converted value (below) in excess of principal		(47,200)	111,900
Convertible debt | Green Convertible Notes | Level 2
Debt Instrument [Line Items]
Fair value of debt		$ 218,500	$ 325,100